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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21187

Registrant Name:	PIMCO Municipal Income Fund III

Address of Principal Executive Offices:	1345 Avenue of the Americas, New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	September 30, 2009

Date of Reporting Period:	December 31, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO Municipal Income Fund III Schedule of Investments
December 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

MUNICIPAL BONDS & NOTES—89.9%
	Alabama—0.8%
$5,000	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev., 5.00%, 11/15/30, Ser. A	Baa1/NR	$2,909,100
1,500	Colbert Cnty., Northwest Health Care Facs. Auth., Health Care Fac. Rev., 5.75%, 6/1/27	Baa3/NR	1,049,895

			3,958,995

	Alaska—1.2%
3,100	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	1,496,990
	State Housing Finance Corp. Rev.,
3,900	5.00%, 12/1/33, Ser. A	Aaa/AAA	3,206,658
1,000	5.25%, 6/1/32, Ser. C (MBIA)	Aa2/AA	886,090

			5,589,738

	Arizona—4.3%
	Health Facs. Auth. Rev.,
2,250	Beatitudes Project, 5.20%, 10/1/37	NR/NR	1,229,963
2,200	John C. Lincoln Health Network, 7.00%, 12/1/25, (Pre-refunded @ $102, 12/1/10) (b)	NR/BBB	2,447,566
1,500	Maricopa Cnty. Pollution Control Corp., Pollution Control Rev., 5.05%, 5/1/29 (AMBAC)	Baa1/A	1,046,925
13,000	Pima Cnty. Industrial Dev. Auth. Rev., Correctional Fac., 5.00%, 9/1/39	Aa2/AA	11,710,010
5,600	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	A2/AA-	3,535,672

			19,970,136

	California—12.4%
	Golden State Tobacco Securitization Corp. Rev., Ser. A-1,
25,735	6.25%, 6/1/33	Aaa/AAA	27,934,570
18,500	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (b)	NR/AAA	21,514,760
	State, GO,
400	5.00%, 6/1/37	A1/A+	340,940
250	5.00%, 11/1/37	A1/A+	212,938
5,800	5.00%, 12/1/37	A1/A+	4,939,686
3,060	Statewide Community Dev. Auth. Rev., Baptist Univ., 9.00%, 11/1/17, Ser. B (a)(c)	NR/NR	2,770,096

			57,712,990

	Colorado—3.0%
9,955	Colorado Springs Rev., 5.00%, 11/15/30, Ser. B (j)	Aa2/AA	9,759,782
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	NR/NR	281,130
1,500	Housing & Finance Auth. Rev., Evergreen Country Day School, 5.875%, 6/1/37 (a)(c)	NR/BB	962,400
4,000	Saddle Rock Metropolitan Dist., GO, 5.35%, 12/1/31 (Radian)	NR/BBB+	3,232,480

			14,235,792

	Florida—3.1%
3,480	Brevard Cnty. Health Facs. Auth. Rev., 5.00%, 4/1/34	A2/A-	2,168,527
2,500	Hillsborough Cnty. Industrial Dev. Auth. Rev., Tampa General Hospital, 5.25%, 10/1/34, Ser. B	A3/NR	1,821,700
1,485	Julington Creek Plantation Community Dev. Dist., Special Assessment, 5.00%, 5/1/29 (MBIA)	Baa1/AA	1,252,806
3,895	Sarasota Cnty. Health Fac. Auth. Rev., 5.75%, 7/1/45	NR/NR	2,252,011
6,900	State Board of Governors Rev., Florida Univ., 6.50%, 7/1/33, Ser. A (d)	Aa2/AA	7,122,180

			14,617,224

PIMCO Municipal Income Fund III Schedule of Investments
December 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Georgia—1.0%
$1,750	Fulton Cnty. Rev., 5.125%, 7/1/42, Ser. A	NR/NR	$932,260
4,000	Griffin Combined Public Utility Rev., 5.00%, 1/1/32 (AMBAC)	A3/A	3,617,120
400	Medical Center Hospital Auth. Rev., 5.25%, 7/1/37	NR/NR	219,064

			4,768,444

	Idaho—1.3%
	State Building Auth., Building Rev., Ser. A (XLCA),
1,000	5.00%, 9/1/33	NR/AA-	917,570
5,750	5.00%, 9/1/43	NR/AA-	5,136,245

			6,053,815

	Illinois—7.6%
720	Chicago, GO, 5.00%, 1/1/31, Ser. A (MBIA)	Aa3/AA	682,301
500	Chicago Board of Education School Reform, GO, zero coupon, 12/1/28, Ser. A (FGIC)	A1/AA	136,975
7,000	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/33, Ser. A (AMBAC)	A1/AA+	6,392,820
	Educational Facs. Auth. Rev., Univ. of Chicago,
4,780	5.00%, 7/1/33	Aa1/AA	4,648,407
165	5.25%, 7/1/41	Aa1/AA	162,720
	Finance Auth. Rev.,
	Leafs Hockey Club, Ser. A,
1,000	5.875%, 3/1/27	NR/NR	600,620
625	6.00%, 3/1/37	NR/NR	349,825
12,795	Peoples Gas Light & Coke, 5.00% 2/1/33 (AMBAC)	A1/A	11,613,893
5,000	Univ. of Chicago, 5.50%, 7/1/37, Ser. B (d)(j)	Aa1/AA	4,978,550
1,175	Health Facs. Auth. Rev., Elmhurst Memorial Healthcare, 5.50%, 1/1/22	Baa1/NR	825,966
5,000	State Toll Highway Auth. Rev., 5.50%, 1/1/33, Ser. B	Aa3/AA-	4,934,400

			35,326,477

	Indiana—2.2%
1,375	Fort Wayne Pollution Control Rev., 6.20%, 10/15/25	Caa3/C	192,582
5,000	Indianapolis Local Public Improvement Board, Tax Allocation, 5.00%, 2/1/29, Ser. G (MBIA)	Baa1/AA	4,833,800
1,000	Plainfield Parks Facs. Corp. Lease Rent Rev., 5.00%, 1/15/22 (AMBAC)	Baa1/A	997,140
	Portage Industrial Economic Dev. Rev., Tax Allocation,
1,000	5.00%, 7/15/23	NR/BBB+	687,350
775	5.00%, 1/15/27	NR/BBB+	493,745
3,500	State Dev. Finance Auth., Pollution Control Rev., 5.00%, 3/1/30 (AMBAC)	Aa3/AAA	2,944,305

			10,148,922

	Iowa—1.4%
	Finance Auth. Rev.,
575	5.50%, 11/15/37	NR/NR	298,506
120	Deerfield Retirement Community Inc., 5.50%, 11/15/27, Ser. A	NR/NR	68,504
11,010	Tobacco Settlement Auth. of Iowa Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	6,215,916

			6,582,926

	Kentucky—0.2%
1,000	Economic Dev. Finance Auth. Rev., Hospital Facs. Rev., Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA-	860,819

PIMCO Municipal Income Fund III Schedule of Investments
December 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Louisiana—1.7%
	Public Facs. Auth. Rev., Ochsner Clinic Foundation, Ser. B,
$5,000	5.50%, 5/15/32, (Pre-refunded @ $100, 5/15/26) (b)	Aaa/NR	$5,540,050
1,700	5.50%, 5/15/47	A3/NR	1,204,722
1,595	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	995,073

			7,739,845

	Maryland—0.3%
1,500	Health & Higher Educational Facs. Auth. Rev., Calvert Health Systems, 5.50%, 7/1/36	A2/NR	1,225,979

	Massachusetts—1.2%
	Dev. Finance Agcy. Rev.,
750	Linden Ponds, 5.75%, 11/15/35, Ser. A	NR/NR	391,358
1,000	Massachusetts College of Pharmacy, 5.75%, 7/1/33, Ser. C, (Pre-refunded @ $101, 7/1/13) (b)	A3/A-	1,167,400
4,910	State Housing Finance Agcy., Housing Rev., 5.125%, 6/1/43, Ser. H	Aa3/AA-	3,960,406

			5,519,164

	Michigan—13.9%
500	Conner Creek Academy East Rev., 5.25%, 11/1/36	NR/BB+	294,740
9,320	Detroit Sewer Disposal System Rev., 5.00%, 7/1/32, Ser. A (FSA)	Aa3/AAA	7,212,468
	Detroit Water Supply System Rev. (MBIA),
30,000	5.00%, 7/1/34, Ser. A	A2/AA	24,023,100
7,555	5.00%, 7/1/34, Ser. B	A3/AA	5,948,958
	State Hospital Finance Auth. Rev.,
175	Detroit Medical Center, 5.25%, 8/15/23	Ba3/BB-	116,148
	Oakwood Group, Ser. A,
5,405	5.75%, 4/1/32	A2/A	4,253,843
575	6.00%, 4/1/22	A2/A	515,666
20,000	Trinity Health Credit, 5.375%, 12/1/30	Aa2/AA	16,936,000
10,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	NR/BBB	5,576,200

			64,877,123

	Mississippi—0.6%
	Business Finance Corp., Pollution Control Rev.,
3,000	5.875%, 4/1/22	Ba1/BBB	2,127,900
1,250	5.90%, 5/1/22	Ba1/BBB	887,800

			3,015,700

	Missouri—0.3%
1,350	St. Louis Cnty. Industrial Dev. Auth. Housing Dev. Rev., 5.20%, 1/20/36 (GNMA)	NR/AAA	1,194,885
250	Township of Jennings Rev., 5.00%, 11/1/23	NR/NR	163,090

			1,357,975

	Montana—1.7%
11,250	Forsyth Pollution Control Rev., Puget Sound Energy, 5.00%, 3/1/31 (AMBAC)	Baa1/A	7,809,188

	New Hampshire—1.0%
	Manchester Water Works Rev., (FGIC),
1,500	5.00%, 12/1/28	Aa3/AA	1,468,455
3,250	5.00%, 12/1/34	Aa3/AA	3,073,980

			4,542,435

PIMCO Municipal Income Fund III Schedule of Investments
December 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	New Jersey—4.5%
$1,000	Camden Cnty., Improvement Auth. Rev., 5.00%, 2/15/35, Ser. A	Baa3/BBB	$540,150
	Economic Dev. Auth. Rev.,
4,500	Kapkowski Road Landfill, Special Assessment, 6.50%, 4/1/28	Baa3/NR	3,749,445
300	Newark Airport, 7.00%, 10/1/14	Ba1/NR	240,045
2,000	Financing Auth. Rev., South Jersey Port Corp., 5.10%, 1/1/33, Ser. K	NR/A	1,886,500
	Health Care Facs. Financing Auth. Rev.,
1,159	Pascack Valley Hospital, 6.625%, 7/1/36 (e)(k)(l)	NR/D	149,999
1,000	St. Peters Univ. Hospital, 5.75%, 7/1/37	Baa2/BBB-	648,300
1,150	Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB-	739,979
	Tobacco Settlement Financing Corp. Rev.,
22,645	5.00%, 6/1/41, Ser. 1A	Baa3/BBB	11,010,905
525	6.00%, 6/1/37, (Pre-refunded @ $100, 6/1/12) (b)	Aaa/AAA	593,554
950	6.125%, 6/1/24	Aaa/AAA	1,005,556
230	6.125%, 6/1/42, (Pre-refunded @ $100, 6/1/12) (b)	Aaa/AAA	260,974
350	6.25%, 6/1/43, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	408,524

			21,233,931

	New Mexico—0.2%
1,000	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa3/BB+	783,070

	New York—1.2%
1,150	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	786,612
4,900	New York City Municipal Water Finance Auth. Water & Sewer System Rev., 5.00%, 6/15/37, Ser. D (j)	Aa2/AAA	4,596,347

			5,382,959

	North Carolina—1.7%
	Eastern Municipal Power Agcy., Power System Rev.,
2,000	5.125%, 1/1/23, Ser. D	Baa1/BBB+	1,635,600
2,000	5.125%, 1/1/26, Ser. D	Baa1/BBB+	1,562,060
3,795	5.375%, 1/1/17, Ser. C	Baa1/BBB+	3,723,844
1,500	Medical Care Commission Rev., Cleveland Cnty., 5.00%, 7/1/35 (AMBAC)	Baa1/A	1,105,350

			8,026,854

	Ohio—3.9%
15,375	Air Quality Dev. Auth. Pollution Control Rev., Dayton Power, 4.80%, 1/1/34 (FGIC)	A2/A-	13,213,583
5,000	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	Baa3/BBB	2,720,800
2,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	A1/AA-	2,188,725

			18,123,108

	Pennsylvania—1.4%
	Cumberland Cnty. Auth., Retirement Community Rev., Messiah Village, Ser. A,
750	5.625%, 7/1/28	NR/BBB-	489,878
670	6.00%, 7/1/35	NR/BBB-	435,212

PIMCO Municipal Income Fund III Schedule of Investments
December 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Pennsylvania (continued)
$1,250	Harrisburg Auth. Rev., 6.00%, 9/1/36	NR/NR	$832,462
6,200	Philadelphia Hospitals & Higher Education Facs. Auth. Hospital Rev., Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa3/BBB	4,694,826

			6,452,378

	South Carolina—0.9%
5,305	Jobs-Economic Dev. Auth. Rev., Bon Secours, 5.625%, 11/15/30	A3/A-	4,388,030

	Tennessee—0.2%
1,250	Knox Cnty. Health Educational & Housing Facs. Board Rev., Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA-	1,076,012

	Texas—8.3%
1,300	Comal Cnty. Health Facs. Dev. Rev., McKenna Memorial Hospital Project, 6.25%, 2/1/32, (Pre-refunded @ $100, 2/1/13) (b)	NR/AAA	1,512,667
6,810	Crowley Independent School District, GO, 4.75%, 8/1/35 (PSF-GTD)	Aaa/AAA	6,093,247
10,115	Denton Independent School Dist., GO, 5.00%, 8/15/33 (PSF-GTD) (j)	Aaa/AAA	9,808,111
465	Judson Independent School Dist., GO, 5.00%, 2/1/30 (PSF-GTD)	Aaa/NR	457,839
	North Harris Cnty. Regional Water Auth. Rev.,
5,500	5.25%, 12/15/33	A3/A+	4,936,470
5,500	5.50%, 12/15/38	A3/A+	5,056,370
10,800	North Texas Tollway Auth. Rev., 5.625%, 1/1/33, Ser. A	A2/A-	9,334,656
2,000	Sabine River Auth. Rev., 5.20%, 5/1/28	Caa1/CCC	957,740

			38,157,100

	Virginia—0.1%
1,000	James City Cnty. Economic Dev. Auth. Rev., 5.50%, 7/1/37, Ser. A	NR/NR	553,960

	Washington—8.2%
6,375	Chelan Cnty. Public Utility Dist. Rev., 5.125%, 7/1/33, Ser. C (AMBAC)	Aa2/AA	6,283,136
15,000	King Cnty. Sewer Rev., 5.00%, 1/1/35, Ser. A (FSA) (j)	Aaa/AAA	14,409,750
21,480	Tobacco Settlement Auth. Tobacco Settlement Rev., 6.50%, 6/1/26	Baa3/BBB	17,662,575

			38,355,461

	Wisconsin—0.1%
560	Badger Tobacco Asset Securitization Corp. Rev., 6.00%, 6/1/17	Baa3/BBB	509,196

	Total Municipal Bonds & Notes (cost—$482,819,083)		418,955,746

CORPORATE BONDS & NOTES—1.2%
5,500	CIT Group, Inc., 5.80%, 7/28/11 (i)	Baa1/BBB+	4,608,764
	International Lease Finance Corp., FRN,
700	2.373%, 5/24/10	Baa1/A-	557,964
600	5.153%, 1/15/10	Baa1/A-	452,663

	Total Corporate Bonds & Notes (cost—$5,032,239)		5,619,391

PIMCO Municipal Income Fund III Schedule of Investments
December 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P) (cost — $19,178,190	Value*

SHORT-TERM INVESTMENTS—8.9%
U.S. Treasury Bills (h)—4.1%
$19,180	0.03%-0.98%, 1/22/09-5/15/09 (cost — $19,178,190)		$19,178,190

Variable Rate Demand Notes (f)(g)—2.5%
	Montana—1.7%
7,980	State Board of Regents Rev., Montana St. Univ. Facs., 0.90%, 1/2/09, Ser. J	VMIG1/A-1+	7,980,000

	South Carolina—0.8%
3,500	Educational Facs. Auth. Rev., Furman Univ., 0.95%, 1/2/09, Ser. B	VMIG1/NR	3,500,000

	Total Variable Rate Demand Notes (cost—$11,480,000)		11,480,000

Corporate Bonds & Notes (i)—2.3%
	American General Finance Corp.,
1,900	4.403%, 10/2/09, FRN	Baa1/BBB	1,456,669
1,400	4.625%, 5/15/09	Baa1/BBB	1,200,748
	CIT Group, Inc.,
1,200	2.269%, 8/17/09, FRN	Baa1/BBB+	1,153,367
5,785	4.125%, 11/3/09	Baa1/BBB+	5,446,456
1,800	Goldman Sachs Group, Inc., 2.229%, 11/16/09, FRN	A1/A	1,724,112

	Total Corporate Bonds & Notes (cost—$10,737,609)		10,981,352

	Total Short-Term Investments (cost—$41,395,799)		41,639,542

	Total Investments (cost—$529,247,121)—100.0%		$466,214,679

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $3,732,496 representing 0.80% of total investments.

(b)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(c)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	When-issued or delayed-delivery security. To be settled/delivered after December 31, 2008.

(e)	Security in default.

(f)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2008.

(g)	Maturity date shown is date of next put.

(h)	All or partial amount segregated as collateral for swap contracts.

(i)	All or partial amount segregated as collateral for reverse repurchase agreements.

(j)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(k)	Illiquid security.

(l)	Fair-Valued —Security with an aggregate value of $149,999, representing 0.03% of total investments.
Glossary:

AMBAC—insured by American Municipal Bond Assurance Corp.

FGIC—insured by Financial Guaranty Insurance Co.

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2008.

FSA—insured by Financial Security Assurance, Inc.

GNMA—insured by Government National Mortgage Association

GO—General Obligation Bond

GTD—Guaranteed

MBIA—insured by Municipal Bond Investors Assurance

NR—Not Rated

PSF—Public School Fund

Radian—insured by Radian Guaranty, Inc.

XLCA—insured by XL Capital Assurance

Other Investments:
(1) Interest rate swap agreements outstanding at December 31, 2008:

			Rate Type			Upfront
	Notional Amount	Termination	Payments Made	Payments Received	Market	Premiums	Unrealized
Swap Counterparty	(000)	Date	by Fund	by Fund	Value	Paid	Depreciation

Bank of America	$37,700	12/17/23	5.00%	3-Month USD-LIBOR	$(10,279,874)	$(2,258,984)	$(8,065,124)
Credit Suisse First Boston	6,600	6/17/24	4.00%	3-Month USD-LIBOR	(922,312)	(798,204)	(124,108)
Merrill Lynch & Co.	2,500	12/17/38	5.00%	3-Month USD-LIBOR	(1,133,843)	(281,600)	(855,177)
Royal Bank of Scotland	16,100	12/17/23	5.00%	3-Month USD-LIBOR	(4,390,079)	(998,200)	(3,410,769)
Royal Bank of Scotland	11,100	6/17/24	4.00%	3-Month USD-LIBOR	(1,551,161)	(1,342,545)	(208,616)

					$(18,277,269)	$(5,679,533)	$(12,663,794)

LIBOR — London Inter-Bank Offered Rate

(2)	Open reverse repurchase agreements at December 31, 2008:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Barclays Bank	1.65%	12/24/08	1/29/09	$2,731,376	$2,731,000
	1.75%	12/23/08	1/26/09	7,346,142	7,344,000
	1.75%	12/23/08	1/29/09	2,376,346	2,376,000

					$12,451,000

Collateral for open reverse repurchase agreements at December 31, 2008 as reflected in the Schedule of Investments:

					Market
Counterparty	Description	Rate	Maturity Date	Principal	Value

Barclays Bank	American General Finance Corp.	4.403%	10/2/09	$1,900,000	$1,456,669
	American General Finance Corp.	4.625%	5/15/09	1,400,000	1,200,748
	CIT Group, Inc.	2.269%	8/17/09	1,200,000	1,153,367
	CIT Group, Inc.	4.125%	11/3/09	5,785,000	5,446,456
	CIT Group, Inc.	5.80%	7/28/11	5,500,000	4,608,764
	Goldman Sachs Group, Inc.	2.229%	11/16/09	1,800,000	1,724,112

					$15,590,116

The Fund received $956,045 in U.S. government agency securities as collateral for reverse repurchase agreements.

Fair Value Measurements—Effective October 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 — valuation based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuation based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the Fund to measure fair value during the three months ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair valuation technique on Level 3: multi-dimensional relational pricing model.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used at December 31, 2008 in valuing the Fund’s investments carried at value:

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	466,064,680	(12,663,794)
Level 3 - Significant Unobservable Inputs	149,999	—

Total	$466,214,679	$(12,663,794)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at December 31, 2008, were as follows:

Investments in
Securities

Beginning balance, 9/30/08	$149,999
Net purchases (sales) and settlements	—
Accrued discounts (premiums)	—
Total realized and unrealized gain (loss)	—
Transfers in and/or out of Level 3	—

Ending balance, 12/31/08	$149,999

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: PIMCO Municipal Income Fund III
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 25, 2009
By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 25, 2009
By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 25, 2009